UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Real Estate Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 82.14%		$73,697,399
(Cost $44,226,103)

Coal & Consumable Fuels 0.98%		880,600

Natural Resource Partners LP	17,000	880,600
Diversified REITs 6.42%		5,760,470

Allco Commerical Real Estate Investment Trust (Singapore) (I)	2,200,000	1,200,203
Crescent Real Estate Equities Co.	27,600	538,752
PS Business Parkes, Inc.	9,000	540,000
Vornado Realty Trust (L)	33,300	3,481,515
Hotels, Resorts & Cruise Lines 2.57%		2,309,182

Hilton Hotels Corp.	15,000	358,950
Marriott International, Inc. (Class A)	10,000	351,800
Starwood Hotels & Resorts Worldwide, Inc. (L)	30,400	1,598,432
Industrial REITs 5.32%		4,773,045

AMB Property Corp.	24,000	1,258,320
ProLogis Co.	63,500	3,514,725
Marine 0.67%		601,500

Alexander & Baldwin, Inc.	15,000	601,500
Mortgage REITs 1.19%		1,070,138

CapitalSource, Inc.	28,678	676,514
iStar Financial, Inc.	9,900	393,624
Office REITs 14.50%		13,011,043

Alexandria Real Estate Equities, Inc.	17,000	1,605,140
Boston Properties, Inc.	25,000	2,455,000
Brandywine Realty Trust	17,707	560,249
Equity Office Properties Trust	82,078	3,111,577
Glenborough Realty Trust, Inc.	15,200	337,440
Mack-Cali Realty Corp.	21,500	1,038,665
Reckson Associates Realty Corp.	17,000	757,010
Republic Property Trust	25,000	257,250
SL Green Realty Corp. (L)	17,800	2,034,540
Trizec Properties, Inc.	29,700	854,172
Oil & Gas Exploration & Production 1.72%		1,538,598

ARC Energy Trust (Canada)	20,000	527,317
Shiningbank Energy Income Fund (Canada)	50,000	1,011,281

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Real Estate Management & Development 4.20%			3,769,716

Brookfield Properties Corp. (Canada) (L)		30,750	1,025,513
CB Richard Ellis Group Inc. (I)		20,000	470,600
Shenzhen Investment Ltd. (Hong Kong)		4,500,000	1,268,136
Shun Tak Holdings Ltd. (Hong Kong)		400,000	515,747
Tejon Ranch Co. (I) (L)		12,000	489,720

Residential REITs 15.91%			14,275,240

Apartment Investment & Management Co. (Class A)		23,000	1,106,070
Archstone-Smith Trust (L)		58,502	3,069,600
Avalonbay Communities, Inc.		22,000	2,572,240
BRE Properties, Inc. (Class A)		12,000	703,680
Equity Residential Properties Trust		72,500	3,371,975
Essex Property Trust, Inc.		9,500	1,112,355
Home Properties, Inc. (L)		12,000	669,360
Post Properties, Inc.		11,000	528,110
United Dominion Realty Trust, Inc.		41,000	1,141,850

Retail REITs 16.91%			15,168,376

CBL & Associates Properties, Inc.		19,400	759,704
Developers Diversified Realty Corp.		28,000	1,477,840
General Growth Properties, Inc.		56,130	2,561,773
Kimco Realty Corp.		62,000	2,432,880
Macerich Co. (The)		16,000	1,164,000
New Plan Excel Realty Trust		23,500	609,120
Regency Centers Corp.		14,500	929,740
Simon Property Group, Inc. (L)		46,470	3,974,579
Weingarten Realty Investors		31,500	1,258,740

Specialized REITs 11.75%			10,539,491

DiamondRock Hospitality Co.		30,000	482,100
Extra Space Storage, Inc.		25,000	398,250
Health Care Property Investors, Inc. (L)		39,200	1,074,864
Health Care REIT, Inc.		14,500	524,755
Healthcare Realty Trust, Inc.		12,000	397,080
Highland Hospitality Corp.		20,000	267,000
Hospitality Properties Trust		21,000	914,970
Host Hotels & Resorts, Inc.		127,510	2,705,762
LaSalle Hotel Properties		15,000	619,650
Public Storage, Inc. (L)		20,000	1,605,800
Shurgard Storage Centers, Inc.		11,400	751,260
Strategic Hotels & Resorts, Inc.		40,000	798,000

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 17.86%			$16,023,138
(Cost $16,023,138)

Joint Repurchase Agreement 1.01%			907,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	907	907,000

John Hancock
Real Estate Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

		Shares
Cash Equivalents 16.85%			15,116,138

AIM Cash Investment Trust (T)		15,116,138	15,116,138
Total investments	100.00%		$89,720,537

John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $60,249,241. Gross unrealized appreciation and depreciation of investments aggregated $30,006,310 and $535,014, respectively, resulting in net unrealized appreciation of $29,471,296.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

050Q3 7/06
9/06

JOHN HANCOCK

Multi Cap Growth Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 86.78%		$11,580,437
(Cost $9,701,499)

Apparel Retail 2.50%		333,526

Chico's FAS, Inc. (I)	4,400	99,660
Guess?, Inc. (I)	2,350	100,110
Jos. A. Bank Clothiers, Inc. (I)	5,312	133,756

Apparel, Accessories & Luxury Goods 0.77%		103,356

Coach, Inc. (I)	3,600	103,356

Application Software 9.89%		1,319,550

Amdocs Ltd. (Channel Islands) (I)	6,000	217,680
BEA Systems, Inc. (I)	14,950	175,513
Cadence Design Systems, Inc. (I)	14,350	232,326
Epicor Software Corp. (I)	9,350	109,582
Hyperion Solutions Corp. (I)	3,975	123,861
Mentor Graphics Corp. (I)	23,300	321,074
OpenTV Corp. (Class A) (I)(L)	44,150	139,514

Asset Management & Custody Banks 3.15%		419,826

Affiliated Managers Group, Inc. (I)(L)	2,700	247,185
Ameriprise Financial, Inc.	420	18,732
SEI Investments Co.	3,150	153,909

Auto Parts & Equipment 1.03%		138,000

BorgWarner, Inc.	2,300	138,000

Biotechnology 2.77%		369,622

Amgen, Inc. (I)	5,300	369,622

Communications Equipment 5.37%		716,851

Finisar Corp. (I)(L)	7,750	21,700
InterDigital Communications Corp. (I)	9,550	261,766
Nokia Corp., American Depositary Receipt (ADR)
(Finland)	12,882	255,708
Sonus Networks, Inc. (I)(L)	6,700	30,016
Tekelec (I)	14,350	147,661

Computer Hardware 1.66%		221,835

Apple Computer, Inc. (I)	1,100	74,756
International Business Machines Corp.	1,900	147,079

John Hancock Multi Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Computer Storage & Peripherals 0.70%		93,346

Brocade Communications Systems, Inc. (I)	13,300	83,258
LaserCard Corp. (I)	790	10,088

Construction & Farm Machinery & Heavy Trucks 0.50%		66,780

Astec Industries, Inc. (I)	3,150	66,780

Consumer Electronics 1.08%		144,823

Sony Corp., ADR (Japan)	3,149	144,823

Consumer Finance 0.82%		109,326

American Express Co.	2,100	109,326

Diversified Commercial & Professional Services 1.31%		175,450

CoStar Group, Inc. (I)	2,450	106,256
West Corp. (I)	1,450	69,194

Electrical Components & Equipment 1.20%		159,516

American Power Conversion Corp.	9,450	159,516

Electronic Manufacturing Services 1.33%		177,863

LoJack Corp. (I)	11,250	177,863
Health Care Equipment 5.88%		784,166

Advanced Medical Optics, Inc. (I)(L)	3,713	182,865
ArthroCare Corp. (I)(L)	4,050	178,362
Becton, Dickinson & Co.	3,650	240,608
Greatbatch, Inc. (I)	1,950	47,794
Kyphon, Inc. (I)	3,950	134,537
Health Care Supplies 2.01%		267,769

Alcon, Inc. (Switzerland) (L)	2,425	267,769
Homefurnishing Retail 1.97%		262,958

Select Comfort Corp. (I)	13,050	262,958
Hotels, Resorts & Cruise Lines .37%		316,400

Ambassadors Group, Inc.	11,300	316,400
Household Products 2.55%		340,010

Procter & Gamble Co. (The)	6,050	340,010
Hypermarkets & Super Centers 1.62%		215,825

Wal-Mart Stores, Inc.	4,850	215,825
Independent Power Producers & Energy Traders 3.24%		431,955

AES Corp. (The) (I)	21,750	431,955

John Hancock Multi Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Industrial Machinery 1.05%		140,180

Danaher Corp.	2,150	140,180
Integrated Telecommunication Services 0.13%		17,282

NeuStar, Inc. (Class A) (I)	560	17,282
Internet Retail 1.13%		150,293

Nutri/System, Inc. (I)	2,840	150,293
Internet Software & Services 3.37%		449,746

Digital River, Inc. (I)	4,200	188,328
SkillSoft Plc, ADR (Ireland) (I)	45,150	261,418
Investment Banking & Brokerage 1.33%		177,156

E*TRADE Financial Corp. (I)	7,600	177,156
Oil & Gas Drilling 1.34%		178,334

Atwood Oceanics, Inc. (I)	3,800	178,334
Oil & Gas Equipment & Services 2.62%		350,191

Grant Prideco, Inc. (I)	1,650	75,091
W-H Energy Services, Inc. (I)	5,000	275,100
Oil & Gas Exploration & Production 1.65%		220,155

Denbury Resources, Inc. (I)	6,350	220,155
Pharmaceuticals 7.91%		1,055,470

Abbott Laboratories	6,050	289,009
Johnson & Johnson	4,350	272,092
Lilly (Eli) & Co.	5,000	283,850
Pfizer, Inc.	8,100	210,519
Publishing 0.81%		108,629

Meredith Corp.	2,300	108,629
Semiconductor Equipment 2.01%		267,842

Applied Materials, Inc.	7,450	117,263
MEMC Electronic Materials, Inc. (I)	4,950	150,579
Semiconductors 1.39%		185,279

Advanced Analogic Technologies, Inc. (I)(L)	12,150	114,331
CSR Plc (United Kingdom) (I)	3,348	70,948
Soft Drinks 3.90%		520,880

Hansen Natural Corp. (I)(L)	5,400	248,346
PepsiCo, Inc.	4,300	272,534
Specialized Consumer Services 0.69%		92,560

Sotheby's Holdings, Inc. (Class A)	3,350	92,560

John Hancock Multi Cap Growth Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Systems Software 3.73%					497,687

Macrovision Corp. (I)				12,200	239,364
Microsoft Corp.				10,750	258,323

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Short-term investments 13.22%					$1,764,034
(Cost $1,764,034)

Government U.S. Agency 3.62%					483,000

Federal Home Loan Bank, Disc Note	Zero	08-01-06	AAA	483	483,000

				Shares

Cash Equivalents 9.60%					1,281,034

AIM Cash Investment Trust (T)				1,281,034	1,281,034

Total investments 100.00%					$13,344,471

John Hancock Multi Cap Growth Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $11,465,533. Gross unrealized appreciation and depreciation of investments aggregated $2,526,765 and $647,827, respectively, resulting in net unrealized appreciation of $1,878,938.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

100Q3 7/06
9/06

JOHN HANCOCK

Focused Equity Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Focused Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 88.82%		$15,112,734
(Cost $14,067,227)

Aerospace & Defense 1.59%		270,796

DRS Technologies, Inc.	5,850	270,796
Air Freight & Logistics 1.43%		243,485

UTI Worldwide, Inc. (British Virgin Islands)	10,450	243,485
Application Software 1.52%		258,519

Jack Henry & Associates, Inc.	13,700	258,519
Asset Management & Custody Banks 3.88%		660,896

Eaton Vance Corp.	11,300	279,788
SEI Investments Co.	7,800	381,108
Biotechnology 2.00%		339,350

Martek Biosciences Corp. (I)(L)	12,150	339,350
Casinos & Gaming 3.38%		574,425

Bally Technologies, Inc. (I)	20,400	335,784
Station Casinos, Inc.	4,350	238,641
Communications Equipment 1.46%		248,064

Comverse Technology, Inc. (I)	12,800	248,064
Computer & Electronics Retail 0.95%		162,279

GameStop Corp. (Class A) (I)	3,900	162,279
Computer Hardware 3.55%		604,315

Avid Technology, Inc. (I)	7,400	260,776
Trident Microsystems, Inc. (I)	19,950	343,539
Computer Storage & Peripherals 1.43%		243,111

QLogic Corp. (I)	13,900	243,111
Construction & Engineering 3.57%		607,184

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)	12,599	305,652
Stantec, Inc. (Canada) (I)	17,800	301,532
Construction & Farm Machinery & Heavy Trucks 1.47%		250,848

Oshkosh Truck Corp.	5,850	250,848
Consumer Electronics 1.77%		300,750

Harman International Industries, Inc.	3,750	300,750

John Hancock
Focused Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Diversified Commercial & Professional Services 3.21%		546,665

ChoicePoint, Inc. (I)	7,300	249,368
Euronet Worldwide, Inc. (I)	11,700	297,297
Electronic Equipment Manufacturers 1.81%		307,328

FLIR Systems, Inc. (I)	12,800	307,328
Health Care Equipment 7.90%		1,343,615

Cytyc Corp. (I)	12,150	298,890
Kyphon, Inc. (I)	9,300	316,758
ResMed, Inc. (I)(L)	7,400	343,434
Ventana Medical Systems, Inc. (I)	8,250	384,533
Health Care Services 2.04%		347,492

Covance, Inc. (I)	5,450	347,492
Health Care Supplies 1.74%		296,115

Gen-Probe, Inc. (I)	5,700	296,115
Human Resource & Employment Services 1.87%		318,000

Monster Worldwide, Inc. (I)	7,950	318,000
IT Consulting & Other Services 3.20%		544,156

CACI International, Inc. (Class A) (I)	4,999	281,694
SRA International, Inc. (Class A) (I)	10,850	262,462
Oil & Gas Equipment & Services 2.70%		459,372

BJ Services Co.	6,500	235,755
CARBO Ceramics, Inc.	5,750	223,617
Oil & Gas Exploration & Production 3.89%		662,552

Quicksilver Resources, Inc. (I)(L)	8,700	307,632
Whiting Petroleum Corp. (I)	7,600	354,920
Pharmaceuticals 5.12%		871,163

Medicis Pharmaceutical Corp. (Class A)	11,500	316,940
Sepracor, Inc. (I)	6,100	301,340
Shire Plc, American Depositary Receipt (ADR) (United Kingdom)	5,213	252,883
Property & Casualty Insurance 1.95%		332,440

Ambac Financial Group, Inc.	4,000	332,440
Regional Banks 5.14%		875,136

Cullen/Frost Bankers, Inc.	5,300	311,216
UCBH Holdings, Inc.	17,150	286,062
Umpqua Holdings Corp.	10,650	277,858

John Hancock
Focused Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Restaurants 2.89%		490,854

Cheesecake Factory, Inc. (The) (I)(L)	9,325	213,076
Red Robin Gourmet Burgers, Inc. (I)(L)	7,150	277,778
Semiconductor Equipment 3.82%		650,031

Lam Research Corp. (I)	7,150	297,369
Varian Semiconductor Equipment Associates, Inc. (I)	11,125	352,662
Semiconductors 1.41%		239,719

Cree, Inc. (I)(L)	12,150	239,719
Specialized Finance 1.70%		289,035

Portfolio Recovery Associates, Inc. (I)(L)	6,750	289,035
Specialty Stores 4.91%		835,367

Michaels Stores, Inc.	6,350	269,367
O'Reilly Automotive, Inc. (I)	10,200	289,170
PetSmart, Inc.	11,750	276,830
Steel 1.77%		301,704

Steel Dynamics, Inc.	5,200	301,704
Thrifts & Mortgage Finance 1.94%		329,550

IndyMac Bancorp, Inc.	7,800	329,550
Trading Companies & Distributors 1.81%		308,418

Finning International, Inc. (Canada)	9,123	308,418
	Par value
Issuer, description, maturity date	($000)	Value
Short-term investments 11.18%		$1,901,590
(Cost $1,901,590)
	Shares
Cash Equivalents 11.18%		1,901,590

AIM Cash Investment Trust (T)	1,902	1,901,590

Total investments 100.00%		$17,014,324

John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $15,968,817. Gross unrealized appreciation and depreciation of investments aggregated $2,293,976 and $1,248,469, respectively, resulting in net unrealized appreciation of $1,045,507.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

610Q3 7/06
9/06

JOHN HANCOCK

Mid Cap Equity Fund

7.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 91.82%		$3,521,390
(Cost $3,397,903)

Aerospace & Defense 1.63%		62,491

DRS Technologies, Inc.	1,350	62,491
Air Freight & Logistics 1.46%		55,920

UTI Worldwide, Inc. (British Virgin Islands)	2,400	55,920
Application Software 1.55%		59,440

Henry (Jack) & Associates, Inc.	3,150	59,440
Asset Management & Custody Banks 3.97%		152,324

Eaton Vance Corp.	2,600	64,376
SEI Investments Co.	1,800	87,948
Automotive Retail 1.74%		66,623

O'Reilly Automotive, Inc. (I)	2,350	66,623
Biotechnology 2.04%		78,204

Martek Biosciences Corp. (I)(L)	2,800	78,204
Casinos & Gaming 3.45%		132,222

Bally Technologies, Inc. (I)	4,700	77,362
Station Casinos, Inc.	1,000	54,860
Communications Equipment 1.49%		57,171

Comverse Technology, Inc. (I)	2,950	57,171
Computer & Electronics Retail 0.98%		37,449

GameStop Corp. (Class A) (I)	900	37,449
Computer Hardware 1.56%		59,908

Avid Technology, Inc. (I)	1,700	59,908
Computer Storage & Peripherals 1.46%		55,968

QLogic Corp. (I)	3,200	55,968
Construction & Engineering 3.65%		139,808

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)	2,900	70,354
Stantec, Inc. (Canada) (I)	4,100	69,454
Construction & Farm Machinery & Heavy Trucks 1.51%		57,888

Oshkosh Truck Corp.	1,350	57,888

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Consumer Electronics 1.80%		68,972

Harman International Industries, Inc.	860	68,972
Data Processing & Outsourced Services 1.79%		68,607

Euronet Worldwide, Inc. (I)	2,700	68,607
Diversified Commercial & Professional Services 1.49%		57,218

ChoicePoint, Inc. (I)	1,675	57,218
Electronic Equipment Manufacturers 1.85%		70,829

FLIR Systems, Inc. (I)	2,950	70,829
Health Care Equipment 5.76%		221,006

Cytyc Corp. (I)	2,800	68,880
Kyphon, Inc. (I)	2,150	73,229
ResMed, Inc. (I)	1,700	78,897
Health Care Supplies 1.77%		68,055

Gen-Probe, Inc. (I)	1,310	68,055
Human Resource & Employment Services 1.93%		74,000

Monster Worldwide, Inc. (I)	1,850	74,000
IT Consulting & Other Services 3.27%		125,277

CACI International, Inc. (Class A) (I)	1,150	64,802
SRA International, Inc. (Class A) (I)	2,500	60,475
Life Sciences Tools & Services 4.39%		168,259

Covance, Inc. (I)	1,250	79,700
Ventana Medical Systems, Inc. (I)	1,900	88,559
Oil & Gas Equipment & Services 2.76%		105,934

BJ Services Co.	1,500	54,405
CARBO Ceramics, Inc.	1,325	51,529
Oil & Gas Exploration & Production 3.97%		152,445

Quicksilver Resources, Inc. (I)(L)	2,000	70,720
Whiting Petroleum Corp. (I)	1,750	81,725
Pharmaceuticals 5.60%		214,959

Medicis Pharmaceutical Corp. (Class A)	2,650	73,034
Sepracor, Inc. (I)	1,400	69,160
Shire Plc, American Depositary Receipt (United Kingdom)	1,500	72,765
Property & Casualty Insurance 1.99%		76,461

Ambac Financial Group, Inc.	920	76,461

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Regional Banks 5.26%		201,739

Cullen/Frost Bankers, Inc.	1,225	71,932
UCBH Holdings, Inc.	3,950	65,886
Umpqua Holdings Corp.	2,450	63,921
Restaurants 2.95%		113,231

Cheesecake Factory, Inc. (The) (I)	2,150	49,128
Red Robin Gourmet Burgers, Inc. (I)(L)	1,650	64,103
Semiconductor Equipment 3.91%		149,839

Lam Research Corp. (I)	1,650	68,624
Varian Semiconductor Equipment Associates, Inc. (I)	2,562	81,215
Semiconductors 3.53%		135,317

Cree, Inc. (I)(L)	2,800	55,244
Trident Microsystems, Inc. (I)	4,650	80,073
Specialized Finance 1.74%		66,585

Portfolio Recovery Associates, Inc. (I)(L)	1,555	66,585
Specialty Stores 3.93%		150,573

Michaels Stores, Inc.	2,050	86,961
PETsMART, Inc.	2,700	63,612
Steel 1.81%		69,624

Steel Dynamics, Inc.	1,200	69,624
Thrifts & Mortgage Finance 1.98%		76,050

IndyMac Bancorp, Inc.	1,800	76,050
Trading Companies & Distributors 1.85%		70,994

Finning International, Inc. (Canada)	2,100	70,994

Issuer, description	Shares	Value
Short-term investments 8.18%		$313,797
(Cost $313,797)

Cash Equivalents 8.18%		313,797

AIM Cash Investment Trust (T)	313,797	313,797

Total investments 100.00%		$3,835,187

John Hancock
Mid Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $3,711,700. Gross unrealized appreciation and depreciation of investments aggregated $436,614 and $313,127, respectively, resulting in net unrealized appreciation of $123,487.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees	Officers	Investment adviser
Ronald R. Dion, Chairman	Keith F. Hartstein	John Hancock Advisers, LLC
James R. Boyle*	President and Chief Executive Officer	601 Congress Street
James F. Carlin		Boston, MA 02210-2805
Richard P. Chapman, Jr.**	William H. King
William H. Cunningham	Vice President and Treasurer
Charles L. Ladner**		Subadviser
Dr. John A. Moore**	Francis V. Knox, Jr.	Sovereign Asset Management LLC
Patti McGill Peterson**	Vice President and Chief Compliance Officer	101 Huntington Avenue
Steven R. Pruchansky		Boston, MA 02199
John G. Vrysen
* Non-Independent Trustee	Executive Vice President	Principal distributor
** Members of the Audit Committee	and Chief Financial Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3 7/06

9/06

JOHN HANCOCK

Technology Fund

7.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer		Shares	Value

Common stocks	73.77%		$209,699,224
(Cost $215,431,322)

Application Software 2.81%			7,999,056

BEA Systems, Inc. (I)(L)		376,950	4,425,393
Epicor Software Corp. (I)		216,100	2,532,692
Quest Software, Inc. (I)		76,150	1,040,971
Broadcasting & Cable TV 1.24%			3,532,780

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)		304,550	3,532,780
Communications Equipment 15.96%			45,377,628

Cisco Systems, Inc. (I)		375,000	6,693,750
Comverse Technology, Inc. (I)		287,200	5,565,936
Corning, Inc. (I)		411,050	7,838,723
Finisar Corp. (I)(L)		860,400	2,409,120
Motorola, Inc.		221,200	5,034,512
Nokia Corp., American Depositary Receipt (ADR) (Finland)		326,813	6,487,238
Novatel Wireless, Inc. (I)		280,900	3,106,754
Primus Telecommunications Group, Inc. (I)		67,620	27,724
QUALCOMM, Inc.		193,600	6,826,336
Redback Networks, Inc. (I)(L)		89,750	1,387,535
Computer Hardware 7.32%			20,801,645

Apple Computer, Inc. (I)(L)		60,400	4,104,784
Hewlett-Packard Co. (W)		380,000	12,125,800
International Business Machines Corp.		59,050	4,571,061
Computer Storage & Peripherals 0.08%			220,283

LaserCard Corp. (I)		17,250	220,283
Data Processing & Outsourced Services 1.31%			3,711,130

Euronet Worldwide, Inc. (I)(L)		146,050	3,711,130
Electronic Manufacturing Services 1.11%			3,142,881

Jabil Circuit, Inc. (I)		129,450	2,990,295
Silicon Genesis Corp. (I)(K)		143,678	152,586
Health Care Equipment	0.02%		54,098

SerOptix (I)(K)(W)		491,800	54,098
Household Appliances	1.31%		3,730,505

iRobot Corp. (I)(L)		213,050	3,730,505

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Human Resource & Employment Services 1.53%		4,356,000

Monster Worldwide, Inc. (I)	108,900	4,356,000
Integrated Oil & Gas 1.74%		4,947,750

Sasol Ltd. (ADR) (South Africa)	135,000	4,947,750
Integrated Telecommunication Services 0.13%		382,047

NeuStar, Inc. (Class A) (I)	12,380	382,047
Internet Software & Services 6.96%		19,784,226

Akamai Technologies, Inc. (I)(L)	163,650	6,485,449
eBay, Inc. (I)(L)	153,000	3,682,710
First Internet Bank of Indiana	14,369	235,652
Openwave Systems, Inc. (I)(L)	392,400	2,585,916
Yahoo!, Inc. (I)(L)	250,350	6,794,499
IT Consulting & Other Services 0.00%		1,135

Gomez, Inc. (I)(K)	328	1,135
Oil & Gas Equipment & Services 2.96%		8,412,523

Grant Prideco, Inc. (I)	184,850	8,412,523
Semiconductor Equipment 4.70%		13,350,870

Cymer, Inc. (I)	122,850	4,805,892
MEMC Electronic Materials, Inc. (I)	280,900	8,544,978
Semiconductors 9.17%		26,057,365

Analog Devices, Inc. (L)	100,000	3,233,000
Broadcom Corp. (Class A) (I)(L)	204,600	4,908,354
CSR Plc (United Kingdom) (I)	73,605	1,559,766
Texas Instruments, Inc.	279,400	8,320,532
Trident Microsystems, Inc. (I)(L)	466,650	8,035,713
Systems Software 13.31%		37,836,302

Macrovision Corp. (I)	384,800	7,549,776
Microsoft Corp.	365,500	8,782,965
Oracle Corp. (I)(L)	698,850	10,461,785
Quality Systems, Inc. (I)(L)	161,900	5,362,128
Red Hat, Inc. (I)(L)	239,850	5,679,648
Wireless Telecommunication Services 2.11%		6,001,000

American Tower Corp. (Class A) (I)	135,000	4,563,000
Globecomm Systems, Inc. (I)	200,000	1,438,000

John Hancock
Technology Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

		Credit
Issuer, description		rating	Shares	Value

Preferred stocks 0.10%				$297,237
(Cost $1,230,942)

Health Care Equipment 0.09%				275,000

SerOptix, Series A (G)(I)(K)(W)		CC-	500,000	125,000
SerOptix, Series B (G)(I)(K)(W)		CC-	500,000	150,000
IT Consulting & Other Services 0.01%				22,237

Gomez, Inc. (G)(I)(K)		CC	6,427	22,237
Issuer			Shares	Value
Warrants 0.06%				$169,000
(Cost $0)

Wireless Telecommunication Services 0.06%				169,000

Globecomm Systems, Inc. (B)(I)			100,000	169,000
	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 26.07%				$74,104,691
(Cost $74,104,691)

Joint Repurchase Agreement 2.48%				7,040,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley—Dated 7-31-06 due 8-01-06 (Secured by U.S.
Treasury Inflation Indexed Bond 3.625% due 4-15-28)	5.250		7,040	7,040,000
			Shares
Cash Equivalents 23.59%				67,064,691

AIM Cash Investment Trust (T)			67,064,691	67,064,691

Total investments 100.00%				$284,270,152

John Hancock
Technology Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended.  The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $290,766,955. Gross unrealized appreciation and depreciation of investments aggregated $25,039,556 and $31,536,359, respectively, resulting in net unrealized depreciation of $6,496,803.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Fund
Direct Placement Securities
July 31, 2006 (unaudited)

			Value as a
			percentage of
	Acquisition	Acquisition	Fund's total	Value as of
Issuer, description	date	cost	investments	July 31, 2006

Gomez, Inc.
common stock	09-10-02	$2,177,612	0.00%	$1,135
preferred stock, Ser A	07-23-01	64,275.00	0.01%	$22,237
SerOptix
common stock	01-12-98	50.00	0.02%	$54,098
preferred stock, Ser A	01-12-98	500,000.00	0.04%	$125,000
preferred stock, Ser B	04-05-00	666,667.00	0.05%	$150,000
Silicon Genesis Corp.
common stock	09-05-00	2,999,997.00	0.05%	$152,586

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

830Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006